Note 7 - Risk Management -Liquidity Risk - Sources Of Encumbrance (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial Liabilities Issued Encumbered Assets Line Items
Matching Liabilities Contingent Liabilities Or Securities Lent	€ 113,498	€ 118,704	€ 134,387
Assets Collateral Received And Own Debt Securities Issued Other Than Covered Bonds Encumbered	131,172	133,312	153,632
Derivatives [Member]
Financial Liabilities Issued Encumbered Assets Line Items
Matching Liabilities Contingent Liabilities Or Securities Lent	8,972	11,843	9,304
Assets Collateral Received And Own Debt Securities Issued Other Than Covered Bonds Encumbered	11,036	11,103	9,794
Loans and receivables [Member]
Financial Liabilities Issued Encumbered Assets Line Items
Matching Liabilities Contingent Liabilities Or Securities Lent	85,989	87,484	96,137
Assets Collateral Received And Own Debt Securities Issued Other Than Covered Bonds Encumbered	97,361	98,478	108,268
Outstanding Subordinated Debt [Member]
Financial Liabilities Issued Encumbered Assets Line Items
Matching Liabilities Contingent Liabilities Or Securities Lent	18,538	19,377	28,946
Assets Collateral Received And Own Debt Securities Issued Other Than Covered Bonds Encumbered	22,775	23,732	35,569
Other [Member]
Financial Liabilities Issued Encumbered Assets Line Items
Matching Liabilities Contingent Liabilities Or Securities Lent	3,972	305	0
Assets Collateral Received And Own Debt Securities Issued Other Than Covered Bonds Encumbered	€ 4,330	€ 1,028	€ 2,594